Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current Assets:
Cash and cash equivalents	$ 7,295,451	$ 3,924,908	$ 112
Accounts receivable, net of allowances	4,049,111
Inventory	22,639,342	22,286,693	8,268,766
Prepaid expenses	3,162,940	1,331,280	2,700,000
Total Current Assets	37,146,844	27,542,881	10,968,878
Other Assets:
In-process research and development, net of accumulated amortization	72,826,562	73,400,000	73,400,000
Total Other Assets	72,826,562	73,400,000	73,400,000
Total Assets	109,973,406	100,942,881	84,368,878
Current Liabilities:
Accounts payable	10,446,900	13,234,684	3,711,622
License payable	18,250,000	22,650,000	28,400,000
Accrued expenses	4,518,916	4,093,124
Total Current Liabilities	44,710,394	49,491,579	32,700,429
Deferred tax liability	3,049,200	2,784,960	1,728,000
Total Liabilities	51,559,705	56,076,650	38,228,540
Stockholders’ Equity:
Preferred stock - $0.0001 par value; 10,000,000 shares authorized: no shares issued and outstanding
Common stock, value	8,480	8,351	7,155
Additional paid-in capital	127,979,246	108,897,836	85,411,771
Accumulated deficit	(69,574,025)	(64,039,956)	(39,278,587)
Total Stockholders’ Equity	58,413,701	44,866,231	46,140,339
Total Liabilities and Stockholders’ Equity	109,973,406	100,942,881	84,368,878
Related Party
Current Liabilities:
Due to related party	11,494,578	9,513,771	588,806
Note payable to related party	$ 3,800,111	$ 3,800,111	$ 3,800,111